Income taxes - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income tax [Line Items]
Canadian Statutory Tax Rate	26.50%	26.50%	26.50%
Canada
Schedule of Income tax [Line Items]
Canadian Statutory Tax Rate	26.50%	26.50%	26.50%
BRAZIL
Schedule of Income tax [Line Items]
Tax rate effect of tax losses	30.00%